Label	Element	Value
Present value of defined benefit obligation [member]
Disclosure of analysis of present value of defined benefit obligation [Table Text Block]	nomd_DisclosureofanalysisofpresentvalueofdefinedbenefitobligationTableTextBlock

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
December 31, 2023	€m	€m	€m
Present value of unfunded employee benefit obligations	58.8	6.4	65.2
Present value of funded employee benefit obligations	203.1	—	203.1
Subtotal present value of employee benefit obligations	261.9	6.4	268.3
Fair value of plan assets	(110.0)	—	(110.0)
Recognized liability for net employee benefit obligations	151.9	6.4	158.3

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
December 31, 2022	€m	€m	€m
Present value of unfunded employee benefit obligations	54.0	6.4	60.4
Present value of funded employee benefit obligations	179.3	—	179.3
Subtotal present value of employee benefit obligations	233.3	6.4	239.7
Fair value of plan assets	(107.6)	—	(107.6)
Recognized liability for net employee benefit obligations	125.7	6.4	132.1

United States of America, Dollars | Forward contract [member] | Currency risk [member]
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity	nomd_SensitivityAnalysisForTypesOfMarketRiskReasonablyPossibleChangeInRiskVariableImpactOnEquity	€ (12,900,000)
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity	nomd_SensitivityAnalysisForTypesOfMarketRiskReasonablyPossibleChangeInRiskVariableImpactOnEquity	(10,800,000)
United Kingdom, Pounds | Forward contract [member] | Currency risk [member]
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity	nomd_SensitivityAnalysisForTypesOfMarketRiskReasonablyPossibleChangeInRiskVariableImpactOnEquity	(6,800,000)
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity	nomd_SensitivityAnalysisForTypesOfMarketRiskReasonablyPossibleChangeInRiskVariableImpactOnEquity	(13,700,000)
Sweden, Kronor | Forward contract [member] | Currency risk [member]
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity	nomd_SensitivityAnalysisForTypesOfMarketRiskReasonablyPossibleChangeInRiskVariableImpactOnEquity	2,100,000
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity	nomd_SensitivityAnalysisForTypesOfMarketRiskReasonablyPossibleChangeInRiskVariableImpactOnEquity	€ 4,800,000
Key management personnel of entity or parent [member]
Dilutive effect of share options on weighted average number of ordinary shares	ifrs-full_DilutiveEffectOfShareOptionsOnNumberOfOrdinaryShares	0
Dilutive effect of share options on weighted average number of ordinary shares	ifrs-full_DilutiveEffectOfShareOptionsOnNumberOfOrdinaryShares	87,656
Dilutive effect of share options on weighted average number of ordinary shares	ifrs-full_DilutiveEffectOfShareOptionsOnNumberOfOrdinaryShares	0
Dilutive effect of contingently issuable shares on weighted average number of ordinary shares	ifrs-full_DilutiveEffectOfContingentlyIssuableSharesOnWeightedAverageNumberOfOrdinaryShares	543,256
Dilutive effect of contingently issuable shares on weighted average number of ordinary shares	ifrs-full_DilutiveEffectOfContingentlyIssuableSharesOnWeightedAverageNumberOfOrdinaryShares	0
Dilutive effect of contingently issuable shares on weighted average number of ordinary shares	ifrs-full_DilutiveEffectOfContingentlyIssuableSharesOnWeightedAverageNumberOfOrdinaryShares	0
Dilutive Effect of Restricted Share Awards on Number of Ordinary Shares	nomd_DilutiveEffectofRestrictedShareAwardsonNumberofOrdinaryShares	36,000
Dilutive Effect of Restricted Share Awards on Number of Ordinary Shares	nomd_DilutiveEffectofRestrictedShareAwardsonNumberofOrdinaryShares	0
Dilutive Effect of Restricted Share Awards on Number of Ordinary Shares	nomd_DilutiveEffectofRestrictedShareAwardsonNumberofOrdinaryShares	0